SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 9. SUBSEQUENT EVENTS None.

NOTE 9. SUBSEQUENT EVENTS

Eyeon 60K Notes Payable ($60,000)

On April 05, 2024, the Company borrowed $60,000 at a 15% interest rate due on April 05, 2025, from Eyeon Investments Pty Ltd ATF Eyeon Investments Family Trust (Eyeon), directly benefiting Mr. Copulos.

Nest Egg Investment, LLC.: On July 10, 2024, AI Unlimited Group (the “Company”) entered into an exchange agreement (the “Nest Egg Agreement”) with Nest Egg Investments LLC, a Delaware limited liability company (“Nest Egg”). Pursuant to the Nest Egg Agreement, the Company acquired 100% membership interest in Nest Egg in exchange for 110,000,000 shares of Company’s common stock.

Resolve Debt, LLC: On July 10, 2024, the Company entered into an exchange agreement (the “Resolve Debt Agreement”) with Resolve Debt, LLC, a Wyoming limited liability company (“Resolve Debt”). Pursuant to the Resolve Debt Agreement, the Company acquired 100% membership interest in Resolve Debt in exchange for 65,000,000 shares of Company’s common stock.

Trav, LLC: On July 10, 2024, the Company entered into an exchange agreement (the “Travl Agreement,” together with Nest Egg Agreement and Resolve Debt Agreement as the “Agreements”) with Travl LLC, a Delaware limited liability company (“Travl”). Pursuant to the Travl Agreement, the Company acquired 100% membership interest in Travl in exchange for 45,000,000 shares of Company’s common stock.

The Company had evaluated subsequent events through July 22, 2024, when these financial statements were available to be issued.